Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000249214 | Ameren Corp. - FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249214 | Alliant Energy Corp. - FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249214 | Dollar Tree, Inc. - FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | AutoZone, Inc. - FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | Invesco Ltd. - FR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | CBRE Group, Inc., Class A - FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | ON Semiconductor Corp. - FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | United Rentals, Inc. - FR_911363109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000249214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000249214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249214 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249214 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249214 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000141795 | Topgolf Callaway Brands Corp. - FR_131193104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141795 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | ONE Gas, Inc. - FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Independent Bank Corp. - FR_453836108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | HA Sustainable Infrastructure Capital, Inc. - FR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Scholastic Corp. - FR_807066105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Winmark Corp. - FR_974250102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000141795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000141795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141795 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000141795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000141790 | Topgolf Callaway Brands Corp. - FR_131193104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141790 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | ONE Gas, Inc. - FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Independent Bank Corp. - FR_453836108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | HA Sustainable Infrastructure Capital, Inc. - FR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Scholastic Corp. - FR_807066105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Winmark Corp. - FR_974250102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000141790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000141790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000141790 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000141791 | Topgolf Callaway Brands Corp. - FR_131193104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141791 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | ONE Gas, Inc. - FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Independent Bank Corp. - FR_453836108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | HA Sustainable Infrastructure Capital, Inc. - FR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Scholastic Corp. - FR_807066105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Winmark Corp. - FR_974250102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000141791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000141791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000141791 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141791 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)